Note 23 - Share-Based Compensation Plans - Restricted Share Grants Available for Grant (Details) - Restricted share grants [member]	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance, beginning of year	4,107,830	4,591,312
Less: Granted	(1,716,743)	(676,270)
Add: Cancelled/forfeited	613,537	192,788
Balance, end of year	3,004,624	4,107,830